Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 311,162 [1]
Short Term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity period of Available-for-sale securities	longer than 90 days
Available-for-sale securities	$ 168,242
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity period of Available-for-sale securities	90 days or less
Available-for-sale securities	$ 142,920

[1]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2025, all the securities were classified as cash and cash equivalents and as of September 30, 2024, $168,242 of securities were classified as short-term interest-bearing investments and $142,920 of securities were classified as cash and cash equivalents.